Schedule of Components of Preferred Stock (Details) - USD ($)				1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 17, 2021	Jun. 28, 2019	Aug. 10, 2018	Nov. 11, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Preferred stock, components value							$ 18,415,992	$ 55,653,730	$ 55,653,730
Net proceeds received upon issuance of preferred stock
Conversion of preferred stock into common stock					$ 50,000	$ 300,000			300,000
Preferred stock, components value					$ 18,365,992		$ 18,365,992		18,415,992	$ 55,653,730
Legal fees and other costs									$ (323,137)	$ (202,382)
Series H Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued							19,597	19,400	19,400
Preferred stock, components value							$ 18,247,496	$ 18,045,496	$ 18,045,496
Issuance of Preferred Stock. shares	50								108
Issuance of Preferred Stock									$ 130,896
Stock issuance cost			$ (18,045,496)						(17,896)
Net proceeds received upon issuance of preferred stock			$ 19,399,250						$ 113,000
Conversion of preferred stock into common stock, shares									(300)
Conversion of preferred stock into common stock									$ (300,000)
Issuance of preferred stock upon conversion, shares									389
Issuance of preferred stock upon conversion									$ 389,000
Net issuance of Preferred Stock, shares									197
Net issuance of Preferred Stock									$ 202,000
Preferred stock, shares issued									19,597	19,400
Preferred stock, components value									$ 18,247,496	$ 18,045,496
Beneficial conversion feature									$ 502,000
Series l Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued								23,100	23,100
Preferred stock, components value								$ 19,699,742	$ 19,699,742
Issuance of Preferred Stock. shares										23,100
Issuance of Preferred Stock										$ 23,100,000
Stock issuance cost										$ (1,459,858)
Net proceeds received upon issuance of preferred stock		$ 23,100,000
Conversion of preferred stock into common stock, shares									(23,100)
Conversion of preferred stock into common stock									$ (19,699,742)
Preferred stock, shares issued		23,100								23,100
Preferred stock, components value										$ 19,699,742
Beneficial conversion feature									$ 5,082,000
Cash paid to B. Riley FBR as placement fee										(1,386,000)
Legal fees and other costs										(73,858)
Less Liquidated Damages recognized upon issuance										(1,940,400)
Total issuance costs and Liquidated Damages										$ (3,400,258)
Series J Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued								20,000	20,000
Preferred stock, components value								$ 17,739,996	$ 17,739,996
Issuance of Preferred Stock. shares									10,500	20,000
Issuance of Preferred Stock									$ 6,000,000	$ 20,000,000
Stock issuance cost										(580,004)
Net proceeds received upon issuance of preferred stock								$ 6,000,000	$ 6,000,000	$ 15,000,000
Conversion of preferred stock into common stock, shares									(30,500)
Conversion of preferred stock into common stock									$ (23,739,996)
Issuance of preferred stock upon conversion, shares									30,500
Net issuance of Preferred Stock, shares										15,000
Net issuance of Preferred Stock										$ 15,000,000
Preferred stock, shares issued										20,000
Preferred stock, components value										$ 17,739,996
Beneficial conversion feature									586,545
Cash paid to B. Riley FBR as placement fee										(525,240)
Legal fees and other costs										(54,764)
Less Liquidated Damages recognized upon issuance										(1,680,000)
Total issuance costs and Liquidated Damages										$ (2,260,004)
shares issued for payment of debt, shares										(5,000)
shares issued for payment of debt										$ (5,000,000)
Net issuance of Series H Preferred Stock										$ 17,739,996
Issuance of preferred stock upon conversion									$ 23,739,996
Series K Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued
Preferred stock, components value
Issuance of Preferred Stock. shares									18,042
Issuance of Preferred Stock									$ 18,042,000
Stock issuance cost									$ (560,500)
Net proceeds received upon issuance of preferred stock				$ 18,042,000
Conversion of preferred stock into common stock, shares									(18,042)
Conversion of preferred stock into common stock									$ (17,481,500)
Issuance of preferred stock upon conversion									$ 17,481,500
Preferred stock, shares issued				18,042
Preferred stock, components value
Beneficial conversion feature									9,472,050
Cash paid to B. Riley FBR as placement fee									(440,500)
Legal fees and other costs									$ (120,000)
Issuance of Preferred Stock on October 23, 2020, shares									6,750
Issuance of Preferred Stock on October 23, 2020									$ 6,750,000
Issuance of Series K Preferred Stock on October 28, 2020, shares									5,292
Issuance of Series K Preferred Stock on October 28, 2020									$ 5,292,000
Issuance of Series K Preferred Stock on November 11, 2020, shares									6,000
Issuance of Series K Preferred Stock on November 11, 2020									$ 6,000,000